Property, plant and equipment - Disclosure of movements of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	£ 671	£ 505
Exchange adjustments	(12)	24
Additions	200	286
Reclassifications	0
Reclassification to held for sale	(13)
Disposals	(3)	(14)
Depreciation charge for the year	(115)	(130)
Right-of-use assets, ending balance	728	671
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	281	225
Exchange adjustments	(5)	10
Additions	52	101
Reclassifications	0
Reclassification to held for sale	(12)
Disposals	(1)	(13)
Depreciation charge for the year	(22)	(42)
Right-of-use assets, ending balance	293	281
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	150	70
Exchange adjustments	(2)	1
Additions	2	97
Reclassifications	(5)
Reclassification to held for sale	0
Disposals	0	0
Depreciation charge for the year	(17)	(18)
Right-of-use assets, ending balance	128	150
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Reclassifications	0
Reclassification to held for sale	0
Disposals	0	0
Depreciation charge for the year	0	0
Right-of-use assets, ending balance	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	240	210
Exchange adjustments	(5)	13
Additions	146	88
Reclassifications	5
Reclassification to held for sale	(1)
Disposals	(2)	(1)
Depreciation charge for the year	(76)	(70)
Right-of-use assets, ending balance	£ 307	£ 240